Income Tax Expense (Tables)	6 Months Ended
Jun. 30, 2017
Income Tax Disclosure [Abstract]
Components of Provision for Income Tax (Expense) Recovery
The components of the provision for income tax expense are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2016	2017	2016
	$	$	$	$
Current	(4,283)	(4,082)	(5,945)	(8,712)
Deferred	756	2,659	(601)	6,213
Income tax expense	(3,527)	(1,423)	(6,546)	(2,499)

Unrecognized Tax Benefits, Recorded in Other Long-Term Liabilities
The following reflects the changes in the Company’s unrecognized tax benefits, recorded in other long-term liabilities, from January 1, 2017 to June 30, 2017:

$
Balance of unrecognized tax benefits as at January 1, 2017	19,492
Increase for positions related to the current period	3,905
Decrease related to statute of limitations	(663)
Balance of unrecognized tax benefits as at June 30, 2017	22,734